Disclosures on equity - Movements in Other Reserves and Changes in Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Equity [Line Items]
Opening balance	$ 114,870	$ (31,125)	$ (44,155)
Movement of reserves	(212,441)	188,138	28,879
Impact to Income statement	8,773	18,566	(9,912)
Income taxes	51,382	(60,709)	(5,937)
Reclassification to retained earnings			0
Closing balance	(37,416)	114,870	(31,125)
Foreign currency translation difference, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(4,921)	(8,042)	(7,913)
Movement of reserves	(33,103)	3,121	(129)
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(38,024)	(4,921)	(8,042)
Reserve for cash flow hedges, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(1,275)	(19,967)	(46,589)
Movement of reserves	2,520	126	36,079
Impact to Income statement	8,773	18,566	(9,457)
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	10,018	(1,275)	(19,967)
Reserve for cash flow hedges, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	345	5,392	12,564
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	(3,049)	(5,047)	(7,172)
Reclassification to retained earnings			0
Closing balance	(2,704)	345	5,392
Reserve for actuarial gains and losses from defined benefit plans, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(17,991)	(12,155)	(5,879)
Movement of reserves	3,137	(5,836)	(6,276)
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(14,854)	(17,991)	(12,155)
Reserve for actuarial gains and losses from defined benefit plans, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	4,537	2,957	1,705
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	(862)	1,580	1,252
Reclassification to retained earnings			0
Closing balance	3,675	4,537	2,957
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, before taxes
Disclosures Of Equity [Line Items]
Opening balance	175,428	(15,081)	(15,271)
Movement of reserves	(183,289)	190,509	190
Impact to Income statement	0	0	0
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(7,861)	175,428	(15,081)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	(53,134)	4,108	4,125
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	55,293	(57,242)	(17)
Reclassification to retained earnings			0
Closing balance	2,159	(53,134)	4,108
Other reserves, before taxes
Disclosures Of Equity [Line Items]
Opening balance	11,881	11,663	13,103
Movement of reserves	(1,706)	218	(985)
Impact to Income statement	0	0	(455)
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	10,175	11,881	11,663
Total reserves, reserves
Disclosures Of Equity [Line Items]
Opening balance	163,122	(43,582)	(62,549)
Movement of reserves	(212,441)	188,138	28,879
Impact to Income statement	8,773	18,566	(9,912)
Income taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(40,546)	163,122	(43,582)
Total reserves, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	(48,252)	12,457	18,394
Movement of reserves	0	0	0
Impact to Income statement	0	0	0
Income taxes	51,382	(60,709)	(5,937)
Reclassification to retained earnings			0
Closing balance	$ 3,130	$ (48,252)	$ 12,457